JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8%
	ADVERTISING & MARKETING - 2.4%
20,713	Trade Desk, Inc. (The), Class A(a)	$ 928,564

	APPAREL & TEXTILE PRODUCTS - 3.6%
3,529	Deckers Outdoor Corporation(a)	1,408,636

	BIOTECH & PHARMA - 8.1%
4,056	Eli Lilly and Company	1,483,847
850	Regeneron Pharmaceuticals, Inc.(a)	613,267
3,717	Vertex Pharmaceuticals, Inc.(a)	1,073,395
		3,170,509
	COMMERCIAL SUPPORT SERVICES - 2.0%
5,004	Waste Management, Inc.	785,028

	E-COMMERCE DISCRETIONARY - 2.8%
13,280	Amazon.com, Inc.(a)	1,115,520

	ENGINEERING & CONSTRUCTION - 4.2%
11,601	Quanta Services, Inc.	1,653,142

	ENTERTAINMENT CONTENT - 4.1%
20,768	Activision Blizzard, Inc.	1,589,790

	HEALTH CARE FACILITIES & SERVICES - 5.0%
2,397	McKesson Corporation	899,163
1,995	UnitedHealth Group, Inc.	1,057,709
		1,956,872
	INSURANCE - 3.2%
956	Markel Corporation(a)	1,259,520

	INTERNET MEDIA & SERVICES - 4.4%
19,520	Alphabet, Inc., Class A(a)	1,722,250

	LEISURE FACILITIES & SERVICES - 2.9%
826	Chipotle Mexican Grill, Inc.(a)	1,146,067

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	MACHINERY - 2.6%
2,396	Deere & Company	$ 1,027,309

	MEDICAL EQUIPMENT & DEVICES - 9.4%
8,300	DexCom, Inc.(a)	939,892
6,770	Intuitive Surgical, Inc.(a)	1,796,419
1,735	Thermo Fisher Scientific, Inc.	955,447
		3,691,758
	OIL & GAS PRODUCERS - 2.5%
6,403	Cheniere Energy, Inc.	960,194

	RETAIL - CONSUMER STAPLES - 3.8%
3,286	Costco Wholesale Corporation	1,500,059

	RETAIL - DISCRETIONARY - 10.8%
2,855	Home Depot, Inc. (The)	901,780
3,132	Lululemon Athletica, Inc.(a)	1,003,430
1,487	O'Reilly Automotive, Inc.(a)	1,255,073
4,669	Tractor Supply Company	1,050,385
		4,210,668
	SEMICONDUCTORS - 5.8%
1,181	ASML Holding N.V.	645,298
783	Broadcom, Inc.	437,799
18,736	ON Semiconductor Corporation(a)	1,168,564
		2,251,661
	SOFTWARE - 9.6%
3,685	Adobe, Inc.(a)	1,240,113
8,147	Microsoft Corporation	1,953,814
1,438	ServiceNow, Inc.(a)	558,332
		3,752,259
	TECHNOLOGY HARDWARE - 4.9%
14,773	Apple, Inc.	1,919,456

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	TECHNOLOGY SERVICES - 6.7%
3,886	Gartner, Inc.(a)	$ 1,306,240
3,822	Mastercard, Inc., Class A	1,329,024
		2,635,264

	TOTAL COMMON STOCKS (Cost $36,454,315)	38,684,526

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
476,759	First American Government Obligations Fund Class X, 4.08% (Cost $476,759)(b)	476,759

	TOTAL INVESTMENTS - 100.0% (Cost $36,931,074)	$ 39,161,285
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(C)	(16,526)
	NET ASSETS - 100.0%	$ 39,144,759

NV	- Naamioze Vennootschap

(a)	Non-income producing security.
(b) (C)	Rate disclosed is the seven day effective yield as of December 31, 2022. Percentage rounds to less than 0.1%.